Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total cost	$ 439,376	$ 420,945
Less: Accumulated depreciation	(398,612)	(370,062)
Property and equipment, net	40,764	50,883
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost	382,790	366,733
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 56,586	$ 54,212